Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventory

	2022	2021

Finished goods	8,558,025	9,271,708
Semi-finished goods	663,182	568,914
Raw materials, production inputs and packaging	2,747,525	3,356,660
Maintenance materials	869,953	766,994
Advances to suppliers	124,285	62,573
Imports in transit	1,067,094	2,308,252
Total	14,030,064	16,335,101

Schedule of provision for inventories

		2022	2021	2020

Balance at the beginner of the year		82,218	122,572	82,195

Additions	(i)	533,471	97,911	120,483
Utilization/reversals		(103,583)	(138,265)	(80,106)

Balance at the end of the year		512,106	82,218	122,572

(i)	The increase in the provision refers mainly to the net realizable value of inventories in certain product lines, which is explained by the lower sales prices compared to the values of inventories recorded on the balance sheet due to the current economic scenario.